UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



        Report  for the Calendar Year or Quarter Ended: December 31, 2010


Check here if Amendment:              |_|; Amendment Number: ____

This  Amendment  (Check  only  one):  |_|  is a restatement
                                      |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Axial Capital Management LLC

Address:  101 Park Avenue, 20th Floor
          New York, New York  10178



13F File Number: 28-11699

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Eliav Assouline
Title:  Managing Member
Phone:  (212) 984-2100


Signature, Place and Date of Signing:

/s/ Eliav Assouline          New York, New York           February 14, 2011
--------------------       ------------------------      -------------------
     [Signature]                [City, State]                   [Date]

Report Type: (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager: NONE

                             Form 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:                 2

Form 13F Information Table Entry Total:           21

Form 13F Information Table Value Total:    $ 993,751
                                          (thousands)



List of Other Included Managers:

Form 13F File Number        Name

 (1) 28-11700               Axial Capital, LP

 (2) 28-13254               Axial Capital Institutional, LP


                                                   FORM 13F INFORMATION TABLE
                                                  Axial Capital Management LLC
                                                        December 31, 2010



COLUMN 1                        COLUMN 2       COLUMN 3    COLUMN 4        COLUMN 5        COLUMN 6     COLUMN 7        COLUMN 8

                                 TITLE                   VALUE      SHRS OR  SH/ PUT/   INVESTMENT     OTHER      VOTING AUTHORITY
NAME OF ISSUER                 OF CLASS         CUSIP    (X1000)    PRN AMT  PRN CALL   DISCRETION     MANGRS   SOLE   SHARED   NONE
BRIDGEPOINT ED INC                  COM        10807M105    2,768    145,688  SH       SHARED/DEFINED  1,2     0        145,688  0
CHEMTURA CORP                     COM NEW      163893209   18,789  1,175,811  SH       SHARED/DEFINED  1,2     0      1,175,811  0
COMCAST CORP NEW                  CL A SPL     20030N200   55,227  2,653,890  SH       SHARED/DEFINED  1,2     0      2,653,890  0
COVANTA HLDG CORP                   COM        22282E102   54,197  3,152,826  SH       SHARED/DEFINED  1,2     0      3,152,826  0
DUPONT FABROS TECHNOLOGY INC        COM        26613Q106    5,784    271,927  SH       SHARED/DEFINED  1,2     0        271,927  0
ELECTRONIC ARTS INC                 COM        285512109   14,819    904,725  SH       SHARED/DEFINED  1,2     0        904,725  0
FUEL SYS SOLUTIONS INC              COM        35952W103    7,345    250,000  SH       SHARED/DEFINED  1,2     0        250,000  0
GOOGLE INC                          CL A       38259P508   23,279     39,192  SH       SHARED/DEFINED  1,2     0         39,192  0
HCP INC                             COM        40414L109    3,679    100,000  SH       SHARED/DEFINED  1,2     0        100,000  0
ITT EDUCATIONAL SERVICES INC        COM        45068B109   38,966    611,800  SH  CALL SHARED/DEFINED  1,2     0        611,800  0
LIBERTY MEDIA CORP NEW         LIB STAR COM A  53071M708    6,084     91,509  SH       SHARED/DEFINED  1,2     0         91,509  0
LOEWS CORP                          COM        540424108    7,194    184,897  SH       SHARED/DEFINED  1,2     0        184,897  0
MACQUARIE INFRASTR CO LLC      MEMBERSHIP INT  55608B105   58,693  2,772,482  SH       SHARED/DEFINED  1,2     0      2,772,482  0
MOTRICITY INC                       COM        620107102    3,976    214,105  SH       SHARED/DEFINED  1,2     0        214,105  0
QLT INC                             COM        746927102   50,321  6,865,036  SH       SHARED/DEFINED  1,2     0      6,865,036  0
QUALCOMM INC                        COM        747525103   20,810    420,492  SH       SHARED/DEFINED  1,2     0        420,492  0
RUBICON TECHNOLOGY INC              COM        78112T107    1,595     75,676  SH       SHARED/DEFINED  1,2     0         75,676  0
SPDR S&P 500 ETF TR               TR UNIT      78462F103  561,518  4,465,348  SH       SHARED/DEFINED  1,2     0      4,465,348  0
SPDR GOLD TRUST                   GOLD SHS     78463V107   38,771    279,494  SH       SHARED/DEFINED  1,2     0        279,494  0
VALASSIS COMMUNICATIONS INC         COM        918866104    5,234    161,800  SH       SHARED/DEFINED  1,2     0        161,800  0
VIACOM INC NEW                      CL B       92553P201   14,701    371,146  SH       SHARED/DEFINED  1,2     0        371,146  0



SK 21635 0002 1166465